Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	25,000,000	25,000,000	25,000,000
Preferred stock, shares, issued (in shares)	0	0	0
Preferred stock, shares, outstanding (in shares)	0	0	0
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares, issued (in shares)	334,919,914	334,919,914	0
Common stock, shares, outstanding (in shares)	334,919,914	334,919,914	0